CASH, CASH EQUIVALENTS AND INVESTMENTS (Details 5) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended
	Jun. 21, 2012 IPTV operations	Dec. 31, 2013 Ordinary Share	Jun. 21, 2012 Series A Preference Shares	Jun. 21, 2012 iTV Media Inc. or iTV item	Nov. 08, 2010 iTV Media Inc. or iTV	Nov. 08, 2010 iTV Media Inc. or iTV Series A Preference Shares	Jun. 21, 2012 iTV Media Inc. or iTV Series A Preference Shares	Jun. 21, 2012 iTV Media Inc. or iTV Smart Frontier Ordinary Share	Apr. 15, 2012 iTV Media Inc. or iTV Smart Frontier Ordinary Share	Nov. 08, 2010 iTV Media Inc. or iTV Smart Frontier Ordinary Share
CASH, CASH EQUIVALENTS AND INVESTMENTS
Number of shares purchased						9,600,000				5,100,000
Aggregate purchase price										$ 10,000,000
Percentage of shares acquired				49.00%	75.00%					51.00%
Period over which average closing price per share is used to calculate purchase price										30 days
Period from closing date for obtaining regulatory approvals, failing which the entity has the right to repurchase the entity's shares issued in exchange for iTV's ordinary shares										1 year
Purchase price per share						$ 2.08333
Aggregate cash consideration						20,000,000
Conversion of preference shares into ordinary shares						1
Cumulative dividend rate (as a percent)						8.00%
Number of shares issued									4,473,272	4,473,272
Fair value of shares issued										9,800,000
Number of the Company's shares repurchased								4,473,272
Number of shares of acquiree transferred back								5,100,000
Number of Board seats held before the repurchase				3
Number of Board seats held				2
Number of total Board seats				5
Fair value of retained ownership interest after the repurchase							14,900,000
Fair value of total net assets after the repurchase			900,000				1,800,000
Gain (Loss) on investment	$ 0
Decrease in ownership interest after the repurchase (as a percent)	49.00%
Repurchase of ordinary shares from iTV shareholder (in shares)		1,491,091				1,491,091			1,491,091